CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Trade receivables, allowances for credit losses	$ 21,702	$ 18,001
Grower advance receivables, allowances for credit losses	16,462	15,817
Other receivables, allowances for credit losses	14,377	14,538
Inventories, allowances	9,760	4,186
Property, plant and equipment, accumulated depreciation	401,111	375,721
Other intangible assets, accumulated amortization	$ 124,470	$ 120,315
Common stock par value (in USD per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	300,000,000	300,000,000
Common stock, shares outstanding (in shares)	94,899,194	94,899,194